Long-Term Debt	6 Months Ended
Jun. 30, 2022
Long-Term Debt [Abstract]
Long-Term Debt
6.	Long-Term Debt:

The amount of long-term debt shown in the accompanying unaudited interim consolidated balance sheet of June 30, 2022, is analyzed as follows:

		Year/Period Ended
Loan facilities	Borrowers	December 31, 2021	June 30, 2022
$11.0 Million Term Loan Facility (a)	Spetses- Pikachu	$7,800,000	$7,000,000
$4.5 Million Term Loan Facility (b)	Bistro	3,450,000	3,150,000
$15.29 Million Term Loan Facility (c)	Pocahontas- Jumaru	13,877,000	12,935,000
$18.0 Million Term Loan Facility (d)	Rocket- Gamora	16,300,000	14,600,000
$40.75 Million Term Loan Facility (e)	Liono-Snoopy-Cinderella-Luffy	39,596,000	37,288,000
$23.15 Million Term Loan Facility (f)	Bagheera-Garfield	22,738,500	20,269,500
$55.00 Million Term Loan Facility (g)	Mulan- Johnny Bravo-Songoku-Asterix-Stewie	—	51,465,000
Total long-term debt		$103,761,500	$146,707,500
Less: Deferred financing costs		(1,720,101)	(1,984,531)
Total long-term debt, net of deferred finance costs		$102,041,399	144,722,969

Presented:
Current portion of long-term debt		$16,688,000	$30,250,200
Less: Current portion of deferred finance costs		(596,277)	(749,865)
Current portion of long-term debt, net of deferred finance costs		$16,091,723	$29,500,335

Non-Current portion of long-term debt		87,073,500	116,457,300
Less: Non-Current portion of deferred finance costs		(1,123,824)	(1,234,666)
Non-Current portion of long-term debt, net of deferred finance costs		$85,949,676	$115,222,634

a. $11.0 Million Term Loan Facility:

Details of the Company’s $11.0 million senior secured credit facility with Alpha Bank S.A (the “$11.0 Million Term Loan Facility”), are discussed in Note 7 of the consolidated financial statements for the year ended December 31, 2021, included in the Company’s 2021 Annual Report.

b. $4.5 Million Term Loan Facility:

Details of the Company’s $4.5 million senior secured credit facility with Chailease International Financial Services Co. Ltd. (the “$4.5 Million Term Loan Facility”), are discussed in Note 7 of the consolidated financial statements for the year ended December 31, 2021, included in the Company’s 2021 Annual Report.

c. $15.29 Million Term Loan Facility

Details of the Company’s $15.29 million senior secured credit facility with Hamburg Commercial Bank AG, (the “$15.29 Million Term Loan Facility”), are discussed in Note 7 of the consolidated financial statements for the year ended December 31, 2021, included in the Company’s 2021 Annual Report.

d. $18.0 Million Term Loan Facility

Details of the Company’s $18.0 million senior secured credit facility with Alpha Bank S.A., (the “$18.0 Million Term Loan Facility”), are discussed in Note 7 of the consolidated financial statements for the year ended December 31, 2021, included in the Company’s 2021 Annual Report.

e. $40.75 Million Term Loan Facility

Details of the Company’s $40.75 million senior secured credit facility with Hamburg Commercial Bank AG, (the “$40.75 Million Term Loan Facility”), are discussed in Note 7 of the consolidated financial statements for the year ended December 31, 2021, included in the Company’s 2021 Annual Report.

f. $23.15 Million Term Loan Facility

Details of the Company’s $23.15 million senior secured credit facility with Chailease International Financial Services (Singapore) Pte. Ltd., (the “$23.15 Million Term Loan Facility”), are discussed in Note 7 of the consolidated financial statements for the year ended December 31, 2021, included in the Company’s 2021 Annual Report.

g. $55.0 Million Term Loan Facility

On January 12, 2022, the Company entered into a $55.0 million senior secured term loan facility with Deutsche Bank AG (the “$55 Million Term Loan Facility”), through and secured by five of the Company’s dry bulk ship-owning subsidiaries, those owning the M/V Magic Starlight, M/V Magic Mars, M/V Magic Pluto, M/V Magic Perseus and the M/V Magic Vela, and guaranteed by the Company. The loan was drawn down in full in five tranches on January 13, 2022. This facility has a tenor of five years from the drawdown date, bears interest at a 3.15% margin over adjusted SOFR per annum and is repayable in (a) twenty (20) quarterly instalments (1 to 6 in the amount of $3,535,000, 7 to 12 in the amount of $1,750,000 and 13 to 20 in the amount of $1,340,000) and (b) a balloon installment in the amount of $12.57 million, such balloon instalment payable at maturity together with the last repayment instalment. This facility contains a standard security package including a first preferred cross-collateralized mortgage on the vessels owned by the borrowers, pledge of bank accounts, charter assignments, shares pledge, a general assignment over the vessel’s earnings, insurances, and any requisition compensation in relation to the vessel owned by the borrower, and managers’ undertakings and is guaranteed by the Company. Pursuant to the terms of this facility, the borrowers are subject to (i) a specified minimum security cover requirement, which is the maximum ratio of the aggregate principal amounts due under the facility to the aggregate market value of the mortgaged vessels plus the value of the dry-dock reserve accounts referred to below and any additional security, and (ii) to certain minimum liquidity restrictions requiring the Company to maintain certain blocked and free liquidity cash balances with the lender, to maintain and gradually fund certain dry-dock reserve accounts in order to ensure the payment of any costs incurred in relation to the next dry-docking of each mortgaged vessel, as well as to certain customary, for this type of facilities, negative covenants. Moreover, the facility contains certain financial covenants requiring the Company as guarantor to maintain (i) a ratio of net debt to assets adjusted for the market value of the Company’s fleet of vessels, to net interest expense ratio above a certain level, (ii) an amount of unencumbered cash above a certain level and, (iii) the Company’s trailing 12 months EBITDA to net interest expense ratio not to fall below a certain level.

As of December 31, 2021, and June 30, 2022, the Company was in compliance with all financial covenants prescribed in its debt agreements. Restricted cash as of June 30, 2022, current and non-current, includes (i) $8.3 million of minimum liquidity deposits required pursuant to the $11.0 Million Term Loan Facility, the $18.0 Million Term Loan Facility, the $15.29 Million Term Loan Facility, the $40.75 Million Term Loan Facility and the $55.0 Million Term Loan Facility discussed above, (ii) $1.1 million in the dry-dock reserve accounts required under the $15.29 Million Term Loan Facility, the $40.75 Million Term Loan Facility and the $55.00 Million Term Loan Facility discussed above, and (iii) $1.5 million of retention deposits.

Restricted cash as of December 31, 2021, current and non-current, includes (i) $4.6 million of minimum liquidity deposits required pursuant to the $11.0 Million Term Loan Facility, the $18.0 Million Term Loan Facility, the $15.29 Million Term Loan Facility and the $40.75 Million Term Loan Facility discussed above, (ii) $0.2 million in the dry-dock reserve accounts required under the $15.29 Million Term Loan Facility and the $40.75 Million Term Loan Facility discussed above, and (iii) $1.4 million of retention deposits.

The annual principal payments for the Company’s outstanding debt arrangements as of June 30, 2022, required to be made after the balance sheet date, are as follows:

Twelve-month period ending June 30,	Amount
2023	$30,250,200
2024	22,389,400
2025	37,527,400
2026	12,180,400
2027	44,360,100
Total long-term debt	$146,707,500

The weighted average interest rate on the Company’s long-term debt for the six months ended June 30, 2021, and 2022 was 4.0% and 3.9% respectively. Total interest incurred on long-term debt for the six months ended June 30, 2021, and 2022, amounted to $0.7 million and $2.9 million respectively, and is included in Interest and finance costs (Note 14) in the accompanying unaudited interim condensed consolidated statements of comprehensive income.